Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 10, 2012
Registrant Name	dei_EntityRegistrantName	BNY MELLON FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001111565
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 10, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb. 13, 2012
BNY Mellon Corporate Bond Fund (Prospectus Summary) | BNY Mellon Corporate Bond Fund | Class M Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BYMMX
BNY Mellon Corporate Bond Fund (Prospectus Summary) | BNY Mellon Corporate Bond Fund | Investor Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BYMIX